Summary of significant accounting policies (Details 3)	12 Months Ended
Jun. 30, 2013
Building and plant
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10-20 years
Other equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	1-5 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5-7 years